INCENTIVE PLANS - Annual Incentive Awards and Compensation Allowances (Details) - Annual Incentive Awards	12 Months Ended
Dec. 31, 2021 USD ($)
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold value for awards paid entirely as immediate cash bonus (less than $100,000)	$ 100,000
Capital Accumulation Program Awards (CAP) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for CAP and deferred cash awards	3 years
Capital Accumulation Program Awards (CAP) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for CAP and deferred cash awards	4 years
Highly compensated employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of incentive pay required to be deferred	25.00%
Highly compensated employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of incentive pay required to be deferred	60.00%
Identified staff in the European Union (EU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of immediate incentive delivered in the form of a stock payment	50.00%
Period of sale or transfer restriction on stock payment	12 months
Identified staff in the European Union (EU) | Deferred cash awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Holdback period on vested awards	6 months
Identified staff in the European Union (EU) | Deferred cash awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Holdback period on vested awards	12 months